Derivative Financial Instruments, Statements of Income (Details) - Qualifying - Interest Rate Swaps/Cap - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Financial Instruments
Loss Recognized In Other Comprehensive Income (Effective Portion)		$ 193	$ 1,019
Loss Reclassified from Accumulated Other Comprehensive Income into Interest Expense (Effective Portion)	$ (237)	$ (5,208)	(6,149)
Loss Reclassified from Accumulated Other Comprehensive Income into Loss on Termination of Swaps (Ineffective Portion)			$ (4,626)